UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSNX Global Multi-Sector Bond
Fund –
.
PRSAX Global Multi-Sector Bond
Fund–
.
Advisor  Class
PGMSX Global Multi-Sector Bond
Fund–
.
I Class

T. ROWE PRICE Global Multi-Sector Bond Fund
HIGHLIGHTS
The fund underperformed the Bloomberg Global Aggregate Bond USD
Hedged Index and its Lipper peer group average for the six months ended
November 30, 2022.
The fund’s duration allocations detracted from relative performance mostly due to an overweight posture in U.S. duration.
Given continued market volatility and a cautious outlook for growth and credit sectors, we moved to a more defensive position in our sector allocations over the past six months.
The outlook for credit remains concerning, and we believe high-quality government bonds are more attractive. While there may be tradeable bear market rallies, the combination of weak growth and tighter monetary policy means there is little reason to believe that a sustained credit rally is possible until we get past the end of Federal Reserve hikes.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Multi-Sector Bond Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Global Multi-Sector Bond Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Multi-Sector Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and some capital appreciation.
FUND COMMENTARY
How did the fund perform in the past six months?
The Global Multi-Sector Bond Fund returned -6.47% for the six months ended
November 30, 2022, underperforming the Bloomberg Global Aggregate Bond
USD Hedged Index and its Lipper peer group average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Global fixed income markets
struggled over the past
six months as interest rate
volatility continued to weigh
across bond sectors. Most
global sovereign bond yields
rose as major central banks
remained hawkish and
hiked policy rates to fight
stubbornly high inflation.
The fund’s duration
allocations detracted from
relative performance mostly
due to an overweight posture
in U.S. duration. (Duration measures the sensitivity of a bond or a bond portfolio to interest rate changes.) U.S. Treasury yields increased across the curve, with shorter maturities recording the largest yield increases, leading to inversions in some portions of the curve. However, exposure to Japanese duration contributed. The Bank of Japan (BoJ) diverged from other global central banks and maintained dovish monetary policy through its commitment to yield curve controls. As a result, Japanese government bond yields changed little, relatively, over the period.
Sector allocations also negatively impacted results. Out-of-benchmark exposure to global high yield corporate bonds dragged on performance despite a noteworthy rebound in the second half of the reporting period. Overall, global high yield credit spreads ended wider over the six-month period as risk
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Global Multi-Sector Bond Fund –
.
-6.47%
Global Multi-Sector Bond Fund–
.
Advisor  Class -6.60
Global Multi-Sector Bond Fund–
.
I  Class -6.39
Bloomberg Global Aggregate Bond USD
Hedged Index -2.71
Bloomberg Multiverse
USD Hedged Index -2.68
Bloomberg Global Aggregate
ex Treasury Bond USD Hedged Index -2.98
Linked Performance Benchmark -2.71
Lipper Global Income Funds Average -4.20

T. ROWE PRICE Global Multi-Sector Bond Fund

appetite was volatile amid shifting narratives concerning inflation in the U.S.
and other major economies. (Credit spreads measure the additional yield that investors demand for holding a bond with credit risk over a similar-maturity, high-quality government security.) Exposure to agency mortgage-backed securities (MBS), on the other hand, modestly benefited the fund. Despite severe weakness in September, the high-quality sector rebounded sharply closer to the end of the period as expectations for a slower pace of Federal Reserve
(Fed) rate hikes helped moderate implied interest rate volatility.
Currency management was mixed but negative overall. Short positions in the
Canadian dollar, Australian dollar, and Israeli shekel versus the U.S. dollar
(USD) all contributed as the USD strengthened through most of the period on the back of the Fed’s more hawkish monetary policy. Bouts of waning risk tolerance also bolstered the USD as investors looked for less volatile assets.
However, a long position in the Japanese yen, which we typically hold in the fund as a hedge against a drop in risk appetite, detracted significantly. The BoJ’s continued ultra-accommodative monetary policy weighed on the yen, and it was only later in the period when the Japanese Ministry of Finance intervened in markets to shore up the currency that weakness abated.
The fund held material exposure to derivatives, which had a negative overall effect on total returns. The fund’s material exposure to interest rate and credit derivatives weighed on absolute performance while material exposure to currency derivatives aided total returns. We primarily use derivatives for hedging risk or gaining exposure to certain sectors or currencies. In volatile markets, we believe that derivatives can offer a more efficient way, relative to the cash bond market, to express our investment views.
How is the fund positioned?
Given continued market volatility and a clouded outlook for economic growth and credit sectors, we moved to a more defensive position in our sector allocations over the past six months. We gradually decreased the fund’s exposures in global investment-grade and high yield corporate securities while adding to global sovereign bonds and agency MBS. We believe high-quality sovereign bonds and agency MBS offer attractive liquidity in case dislocations arise in the near term and we need to quickly redeploy assets.
While persistently rising U.S. Treasury yields have been painful across fixed income sectors as the Fed has responded to sustained high inflation data, we continue to favor holding duration over credit in this market environment.
Additionally, this sharp rise in rates has all-in yields and income potential looking more attractive for long-term investors. The fund’s overall duration ended the period somewhat lower. We moderated its total duration exposure as global central banks remained committed to tightening monetary policy.

T. ROWE PRICE Global Multi-Sector Bond Fund

We added to the fund’s
overweight in the U.S. dollar
as the currency may continue
to benefit from tailwinds
from the Fed’s policy stance.
The fund also covered short
positions in the Israeli shekel
and Malaysian ringgit. We
initiated long exposure in the
Swiss franc versus the euro as
the macroeconomic backdrop
for the eurozone appeared
to be deteriorating, with
the region facing a possible
energy crisis this winter
from the war in Ukraine.
We moderated that position
later in the period after the
backdrop improved.
What is portfolio
management’s outlook?
The macro headwinds are
formidable as central banks
are being forced to tighten
financial conditions due to
persistently high inflation
prints. The European Central
Bank maintained its hawkish
stance and followed its
50-basis-point rate hike in
July by raising rates by 75
basis points at its September
meeting. The Fed delivered
another 75-basis-point hike
in November but signaled
that the pace of rate hikes would slow.
Investors have rapidly repriced more aggressive central bank monetary policy throughout 2022 as inflation has remained high, coinciding with a less favorable growth outlook. A longer, protracted war is looking more likely in
Ukraine, which further complicates the global outlook. Uncertainty about
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Global Multi-Sector Bond Fund

T. ROWE PRICE Global Multi-Sector Bond Fund

Europe’s energy supplies will persist into 2023 as Russian gas imports are mostly cut off. The global impact from commodities is more complicated as a rise in prices tends to decrease demand, but the result has been inflationary at least in the short term.
The outlook for credit remains concerning, and we believe high-quality duration is more attractive. There are two main reasons. First, the global growth outlook has declined since Russia invaded Ukraine, and second, central banks seem determined to tighten policy to keep inflation under control even at the expense of a growth slowdown or possibly a recession. While we believe we’re in a credit bear market, there may be tradeable bear market rallies, so we want to be positioned to take advantage of any bounce backs. Valuations may have improved after recent spread widening, but we do not view them as cheap, and several indicators point to a negative environment for risk taking. This combination of weak growth and tighter monetary policy means there is little reason to believe that a sustained credit rally is possible until we get past the end of Fed hikes.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Multi-Sector Bond Fund

Risks of Bond Investing
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the
U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg Global Aggregate Bond USD Hedged Index,
Bloomberg Multiverse USD Hedged Index, and Bloomberg Global Aggregate
ex Treasury Bond USD Hedged Index are service marks of Bloomberg Finance
L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Global Multi-Sector Bond Fund

Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Global Multi-Sector Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL MULTI-SECTOR BOND FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
*The linked performance benchmark reflects the performance of the Bloomberg Global
Aggregate ex Treasury Bond USD Hedged Index to 1/31/17; the performance of the
Bloomberg Multiverse USD Hedged Index from 2/1/17 through 9/30/18; and the performance of the Bloomberg Global Aggregate Bond USD Hedged Index from 10/1/18 forward.

T. ROWE PRICE Global Multi-Sector Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Multi-Sector Bond
Fund –
.
-13.75% 0.75% 2.16% – –
Global Multi-Sector Bond
Fund–
.
Advisor  Class -13.97 0.45 1.90 – –
Global Multi-Sector Bond
Fund–
.
I  Class -13.51 0.93 – 2.17% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Global Multi-Sector Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Multi-Sector Bond Fund 0.65%
Global Multi-Sector Bond Fund–Advisor Class 1.00
Global Multi-Sector Bond Fund–I Class 0.52
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Multi-Sector Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL MULTI-SECTOR BOND FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $935.30 $3.15
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.81   3.29
Advisor Class
Actual   1,000.00   934.00   4.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.41   4.71
I Class
Actual   1,000.00   936.10   2.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.61   2.48
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.65%,
the
2
Advisor Class was 0.93%, and the
3
I Class was 0.49%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Multi-Sector Bond Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Multi-Sector Bond
Fund –
.
-15.88% 0.46% 2.13% – –
Global Multi-Sector Bond
Fund–
.
Advisor  Class -16.10  0.16  1.88  – –
Global Multi-Sector Bond
Fund–
.
I  Class -15.74  0.61  – 1.98% 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 10 .45 $ 11 .87 $ 11 .13 $ 11 .32 $ 11 .17 $ 11 .41
Investment activities
Net investment
income
(1)(2)
0 .15 0 .33 0 .35 0 .38 0 .42 0 .41
Net realized and
unrealized gain/loss ( 0 .82 ) ( 1 .30 ) 0 .81 ( 0 .04 ) 0 .30 ( 0 .24 )
Total from
investment activities ( 0 .67 ) ( 0 .97 ) 1 .16 0 .34 0 .72 0 .17
Distributions
Net investment
income ( 0 .16 ) ( 0 .34 ) ( 0 .36 ) ( 0 .35 ) ( 0 .43 ) ( 0 .39 )
Net realized gain — ( 0 .11 ) ( 0 .06 ) ( 0 .16 ) ( 0 .14 ) ( 0 .02 )
Tax return of capital — — — ( 0 .02 ) — —
Total distributions ( 0 .16 ) ( 0 .45 ) ( 0 .42 ) ( 0 .53 ) ( 0 .57 ) ( 0 .41 )
NET ASSET VALUE
End of period $ 9 .62 $ 10 .45 $ 11 .87 $ 11 .13 $ 11 .32 $ 11 .17

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 6 .47 ) % ( 8 .40 ) % 10 .51% 3 .01% 6 .70% 1 .50%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .71%
(4)
0 .65% 0 .65% 0 .67% 0 .69% 0 .68%
Net expenses after
waivers/payments
by Price Associates 0 .65%
(4)
0 .65% 0 .65% 0 .66% 0 .63% 0 .60%
Net investment
income 2 .98%
(4)
2 .90% 2 .98% 3 .37% 3 .81% 3 .62%
Portfolio turnover rate 113 .8% 211 .0% 90 .7% 144 .3% 123 .8% 111 .9%
Net assets, end of
period (in thousands) $752,634 $965,689 $1,336,300 $905,983 $881,368 $622,563
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 10 .46 $ 11 .88 $ 11 .15 $ 11 .33 $ 11 .19 $ 11 .42
Investment activities
Net investment
income
(1)(2)
0 .13 0 .30 0 .32 0 .35 0 .39 0 .38
Net realized and
unrealized gain/loss ( 0 .82 ) ( 1 .30 ) 0 .79 ( 0 .03 ) 0 .29 ( 0 .23 )
Total from
investment activities ( 0 .69 ) ( 1 .00 ) 1 .11 0 .32 0 .68 0 .15
Distributions
Net investment
income ( 0 .14 ) ( 0 .31 ) ( 0 .32 ) ( 0 .32 ) ( 0 .40 ) ( 0 .36 )
Net realized gain — ( 0 .11 ) ( 0 .06 ) ( 0 .16 ) ( 0 .14 ) ( 0 .02 )
Tax return of capital — — — ( 0 .02 ) — —
Total distributions ( 0 .14 ) ( 0 .42 ) ( 0 .38 ) ( 0 .50 ) ( 0 .54 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 9 .63 $ 10 .46 $ 11 .88 $ 11 .15 $ 11 .33 $ 11 .19

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 6 .60 ) % ( 8 .66 ) % 10 .07% 2 .80% 6 .28% 1 .27%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .57%
(4)
1 .00% 0 .98% 1 .06% 1 .05% 1 .00%
Net expenses after
waivers/payments
by Price Associates 0 .93%
(4)
0 .94% 0 .95% 0 .95% 0 .93% 0 .91%
Net investment
income 2 .71%
(4)
2 .61% 2 .69% 3 .08% 3 .49% 3 .30%
Portfolio turnover rate 113 .8% 211 .0% 90 .7% 144 .3% 123 .8% 111 .9%
Net assets, end of
period (in thousands) $17,398 $14,758 $20,081 $16,388 $18,091 $25,548
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 10 .46 $ 11 .87 $ 11 .14 $ 11 .32 $ 11 .18 $ 11 .41
Investment activities
Net investment
income
(1)(2)
0 .16 0 .35 0 .37 0 .40 0 .44 0 .42
Net realized and
unrealized gain/loss ( 0 .83 ) ( 1 .29 ) 0 .80 ( 0 .03 ) 0 .29 ( 0 .22 )
Total from
investment activities ( 0 .67 ) ( 0 .94 ) 1 .17 0 .37 0 .73 0 .20
Distributions
Net investment
income ( 0 .16 ) ( 0 .36 ) ( 0 .38 ) ( 0 .36 ) ( 0 .45 ) ( 0 .41 )
Net realized gain — ( 0 .11 ) ( 0 .06 ) ( 0 .16 ) ( 0 .14 ) ( 0 .02 )
Tax return of capital — — — ( 0 .03 ) — —
Total distributions ( 0 .16 ) ( 0 .47 ) ( 0 .44 ) ( 0 .55 ) ( 0 .59 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 9 .63 $ 10 .46 $ 11 .87 $ 11 .14 $ 11 .32 $ 11 .18

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 6 .39 ) % ( 8 .17 ) % 10 .58% 3 .27% 6 .76% 1 .71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .56%
(4)
0 .52% 0 .53% 0 .54% 0 .56% 0 .57%
Net expenses after
waivers/payments
by Price Associates 0 .49%
(4)
0 .49% 0 .49% 0 .50% 0 .48% 0 .47%
Net investment
income 3 .14%
(4)
3 .09% 3 .10% 3 .53% 3 .96% 3 .72%
Portfolio turnover rate 113 .8% 211 .0% 90 .7% 144 .3% 123 .8% 111 .9%
Net assets, end of
period (in thousands) $555,006 $633,128 $281,219 $196,574 $153,785 $101,216
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2022 (Unaudited)
20
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 4.7%
Car Loan 0.3%
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26  (1) 5,000 4,214
4,214
Other Asset-Backed Securities 3.9%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.714%, 4/15/35  (1) 2,805 2,650
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 4,361 4,127
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 5.793%, 1/20/32  (1) 5,885 5,618
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 5.579%, 4/15/29  (1) 6,995 6,754
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 5.359%, 2/12/30  (1) 1,962 1,933
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD)  (1) 3,940 2,687
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 3,514 3,252
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 1,867 1,613
Flexential Issuer
Series 2021-1A, Class A2
3.25%, 11/27/51  (1) 5,310 4,617
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48  (1) 2,174 1,987
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50  (1) 1,208 1,034
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 61 60
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 6.482%, 5/6/30  (1) 7,190 6,740
T. ROWE PRICE Global Multi-Sector Bond Fund

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.154%, 10/15/32  (1) 2,385 2,314
MVW
Series 2020-1A, Class C
4.21%, 10/20/37  (1) 441 409
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 35 34
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 42 41
Palmer Square
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 6.979%, 7/15/34  (1) 2,030 1,865
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 6.429%, 1/16/32  (1) 1,535 1,466
Wendy's Funding
Series 2022-1A, Class A2II
4.535%, 3/15/52  (1) 3,052 2,622
51,823
Student Loan 0.5%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58  (1) 805 749
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69  (1) 2,365 1,861
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69  (1) 2,005 1,646
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58  (1) 1,975 1,974
6,230
Total Asset-Backed Securities
(Cost $67,950) 62,267
BANK LOANS 4.3% (2)
CORPORATES 0.2%
Brokerage Assetmanagers Exchanges 0.1%
Citadel Securities, FRN
1M TSFR + 3.00%, 7.201%, 2/2/28  640 635
635

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Pharmaceuticals 0.1%
Perrigo Investments, FRN
1M TSFR + 2.50%, 6.686%, 4/20/29  1,781 1,751
1,751
Total Corporates 2,386
FINANCIAL INSTITUTIONS 0.2%
Financial Other 0.1%
Nexus Buyer, FRN
1M USD LIBOR + 6.25%, 10.321%, 11/5/29  940 871
871
Insurance 0.1%
Asurion, FRN
1M USD LIBOR + 3.00%, 7.071%, 11/3/24  2,280 2,183
2,183
Total Financial Institutions 3,054
INDUSTRIAL 3.9%
Capital Goods 0.6%
CP Iris Holdco I, FRN
1M USD LIBOR + 7.00%, 11.071%, 10/1/29  (3) 1,830 1,537
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.50%, 10.174%, 5/21/29  430 396
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 9.674%, 5/21/29  2,584 2,381
Summit Materials, FRN
3M USD LIBOR + 2.00%, 6.071%, 11/21/24  3,726 3,697
8,011
Communications 0.7%
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 5.83%, 2/1/27  4,825 4,701
Level 3 Financing, FRN
1M USD LIBOR + 1.75%, 5.821%, 3/1/27  2,614 2,484
Nexstar Media, FRN
1M USD LIBOR + 2.50%, 6.571%, 9/18/26  2,828 2,803
9,988
Consumer Cyclical 1.0%
KFC Holding, FRN
1M USD LIBOR + 1.75%, 5.661%, 3/15/28  4,073 4,011
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 7.571%, 2/5/27  4,098 3,926
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 11.571%, 2/4/28  455 412
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 7.315%, 12/21/27  2,256 2,120

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 10.815%, 12/21/28  2,445 2,200
12,669
Consumer Non-Cyclical 0.6%
Naked Juice, FRN
1M TSFR + 6.10%, 9.653%, 1/20/30  1,385 1,203
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 7.571%, 2/14/25  7,038 6,502
7,705
Technology 0.8%
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 9.821%, 12/10/29  2,635 2,233
CoreLogic, FRN
1M USD LIBOR + 6.50%, 10.625%, 6/4/29  1,195 811
Entegris, FRN
1M TSFR + 3.00%, 5.948%, 7/6/29  1,900 1,882
Loyalty Ventures, FRN
1M USD LIBOR + 4.50%, 8.571%, 11/3/27  665 263
RealPage, FRN
1M USD LIBOR + 6.50%, 10.571%, 4/23/29  995 952
UKG, FRN
1M USD LIBOR + 3.25%, 6.998%, 5/4/26  5,325 5,137
11,278
Transportation 0.2%
Air Canada, FRN
1M USD LIBOR + 3.50%, 6.421%, 8/11/28  2,284 2,255
2,255
Total Industrial 51,906
Total Bank Loans
(Cost $61,084) 57,346
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming (GBP)  (3)(4) 1 —
Mriya Farming, Recovery Certificates (EUR)  (3)(4) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Communications 0.1%
Sea, 0.25%, 9/15/26  1,800 1,349
1,349
Consumer Cyclical 0.1%
MercadoLibre, 2.00%, 8/15/28  720 1,572
1,572
Total Industrial 2,921
Total Convertible Bonds
(Cost $3,068) 2,921
CORPORATE BONDS 5.3%
FINANCIAL INSTITUTIONS 2.1%
Banking 1.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR)  (5) 2,200 1,994
Banco de Bogota, 4.375%, 8/3/27  2,325 2,080
Banco de Bogota, 4.375%, 8/3/27  (1) 1,000 895
Bangkok Bank, VR, 3.733%, 9/25/34  (5) 4,120 3,350
Standard Chartered, VR, 2.819%, 1/30/26  (1)(5) 7,205 6,659
14,978
Financial Other 0.6%
Country Garden Holdings, 4.80%, 8/6/30  (6) 7,075 2,633
Kaisa Group Holdings, 11.25%, 4/9/22  (4)(7) 5,000 525
MAF Global Securities, VR, 6.375%  (5)(8) 4,100 3,902
7,060
Insurance 0.4%
Humana, 1.35%, 2/3/27  6,650 5,734
5,734
Total Financial Institutions 27,772
INDUSTRIAL 2.7%
Basic Industry 0.3%
ABJA Investment, 5.95%, 7/31/24  925 927
Aris Mining, 6.875%, 8/9/26  (1) 4,455 3,327
4,254
Communications 0.9%
Axian Telecom, 7.375%, 2/16/27  1,950 1,716
Axian Telecom, 7.375%, 2/16/27  (1) 1,490 1,311
Globo Comunicacao e Participacoes, 5.50%, 1/14/32  (1) 2,175 1,789
Tower Bersama Infrastructure, 2.75%, 1/20/26  (6) 3,380 3,042
VTR Comunicaciones, 4.375%, 4/15/29  (1) 7,800 4,132
11,990

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical 0.7%
Metalsa, 3.75%, 5/4/31  (1) 6,330 4,838
Vivo Energy Investments, 5.125%, 9/24/27  (1) 4,095 3,696
8,534
Consumer Non-Cyclical 0.4%
Agrosuper, 4.60%, 1/20/32  (6) 5,360 4,549
Cano Health, 6.25%, 10/1/28  (1) 1,815 917
5,466
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,121
1,121
Transportation 0.3%
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28 (EUR)  4,455 4,054
4,054
Total Industrial 35,419
UTILITY 0.5%
Electric 0.2%
AES Andes, VR, 7.125%, 3/26/79  (1)(5) 3,125 2,898
2,898
Utility Other 0.3%
Manila Water, 4.375%, 7/30/30  4,800 4,072
4,072
Total Utility 6,970
Total Corporate Bonds
(Cost $93,206) 70,161
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 46.4%
Owned No Guarantee 3.5%
1MDB Global Investments, 4.40%, 3/9/23  30,000 29,418
Bank Negara Indonesia Persero, 3.75%, 3/30/26  2,400 2,181
Landsbankinn, 1.00%, 5/30/23 (EUR)  3,450 3,537
Mexico City Airport Trust, 5.50%, 7/31/47  2,545 1,909
Petroleos de Venezuela, 6.00%, 5/16/24  (4)(7) 770 38
Petroleos de Venezuela, 9.00%, 11/17/21  (4)(7) 510 25
Petroleos de Venezuela, 12.75%, 2/17/22  (4)(7) 15 1
Petroleos Mexicanos, 6.84%, 1/23/30  3,450 2,837
Qatar Energy, 3.125%, 7/12/41  (1) 8,930 6,792
46,738
Sovereign 2.9%
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,445
Republic of Albania, 3.50%, 10/9/25 (EUR)  (1) 1,490 1,435
Republic of Albania, 3.50%, 6/16/27 (EUR)  (1) 1,635 1,524
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1) 4,345 3,620

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,243 1,293
Republic of Romania, 2.00%, 1/28/32 (EUR)  1,530 1,119
Republic of Romania, 2.124%, 7/16/31 (EUR)  5,667 4,296
Republic of Romania, 3.624%, 5/26/30 (EUR)  5,390 4,761
Republic of Serbia, 1.50%, 6/26/29 (EUR)  14,845 11,651
Republic of Serbia, 1.50%, 6/26/29 (EUR)  (1) 1,350 1,060
Republic of Serbia, 2.05%, 9/23/36 (EUR)  1,655 1,048
Republic of Suriname, 9.25%, 10/26/26  (4)(6)(7) 6,675 5,360
Republic of Venezuela, 6.00%, 12/9/20  (4)(7) 205 15
Republic of Venezuela, 7.75%, 10/13/19  (4)(7) 400 29
38,656
Treasuries 40.0%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27 (BRL)  38,105 6,734
Brazil Notas do Tesouro Nacional, Inflation-Indexed, 6.00%, 5/15/25
(BRL)  14,289 2,737
Bundesobligation, 4/16/27 (EUR)  (6) 52,975 50,758
Bundesrepublik Deutschland Bundesanleihe, 2/15/32 (EUR)  (6) 100,608 88,372
Bundesrepublik Deutschland Bundesanleihe, 8/15/52 (EUR)  13,307 8,344
Canadian Treasury Bills, 1/19/23 (CAD)  98,260 72,671
Government of Japan, 1.30%, 6/20/52 (JPY)  1,611,500 11,097
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,029,980 7,723
Italy Buoni Poliennali Del Tesoro, 0.95%, 6/1/32 (EUR)  (6) 13,117 10,688
Japan Treasury Discount Bills, 1/16/23 (JPY)  9,705,000 70,291
Japan Treasury Discount Bills, 5/10/23 (JPY)  3,800,000 27,532
Kingdom of Thailand, 2.00%, 12/17/31 (THB)  447,729 12,145
People's Republic of China, 2.60%, 9/1/32 (CNY)  110,000 14,992
People's Republic of China, 2.69%, 8/15/32 (CNY)  30,000 4,119
People's Republic of China, 3.02%, 5/27/31 (CNY)  70,000 9,897
People's Republic of China, 3.13%, 11/21/29 (CNY)  50,000 7,161
People's Republic of China, 3.32%, 4/15/52 (CNY)  10,000 1,409
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,449
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,625
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 83
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 838
Republic of Czech, 2.40%, 9/17/25 (CZK)  133,640 5,305
Republic of Czech, 2.75%, 7/23/29 (CZK)  214,620 8,132
Republic of France, 0.75%, 5/25/52 (EUR)  16,886 11,174
Republic of Hungary, 2.25%, 4/20/33 (HUF)  10,186,590 15,514
Republic of Serbia, 4.50%, 8/20/32 (RSD)  1,470,930 10,658
Sweden Government Bond, 2.25%, 6/1/32 (SEK)  181,585 17,905
United Kingdom Gilt, 4.25%, 6/7/32 (GBP)  36,648 48,229
United Mexican States, 8.50%, 5/31/29 (MXN)  38,394 1,910
529,492
Total Foreign Government Obligations & Municipalities
(Cost $662,761) 614,886

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 2.3%
Colorado 0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 3,483
3,483
Florida 0.4%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  5,105 4,860
4,860
Illinois 0.2%
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  3,000 3,151
3,151
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  10,789 4,909
4,909
Virginia 0.9%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,830 11,677
11,677
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,940 2,523
2,523
Total Municipal Securities
(Cost $34,154) 30,603
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.2%
Collateralized Mortgage Obligations 3.3%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66  (1) 1,830 1,198
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48  (1) 22 22
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 5.671%, 1/26/32  (1) 4,320 4,096
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29  (1) 2,220 1,970
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65  (1) 1,562 1,359
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66  (1) 1,725 1,019

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 6.566%, 12/25/30  997 984
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 6.366%, 1/25/31  1,407 1,393
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 6.521%, 1/25/42  (1) 2,805 2,597
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 6.271%, 5/25/42  (1) 2,072 2,072
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 6.071%, 7/25/42  (1) 907 901
Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65  (1) 1,280 1,143
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24  (1) 3,607 3,530
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50  (1) 3,591 2,757
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 102 91
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59  (1) 2,300 1,822
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66  (1) 1,095 855
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56  (1) 669 644
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.56%, 2/25/47  (1) 3,195 2,547
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 27 26
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48  (1) 11 11
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59  (1) 227 217

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55  (1) 408 374
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 5.521%, 12/25/50  (1) 1,192 1,171
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 3.60%, 7.616%, 7/25/50  (1) 1 1
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 7.166%, 9/25/50  (1) 17 17
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1, CMO, ARM
SOFR30A + 3.40%, 6.921%, 8/25/33  (1) 3,585 3,218
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 5.821%, 8/25/33  (1) 820 792
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 5.621%, 10/25/33  (1) 1,220 1,150
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 5.371%, 1/25/42  (1) 4,420 4,039
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65  (1) 1,560 1,381
43,397
Commercial Mortgage-Backed Securities 3.9%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 4.936%, 9/15/34  (1) 995 955
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 6.125%, 4/15/34  (1) 2,940 2,603
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53  (1) 1,515 877
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 7.625%, 9/15/38  (1) 3,330 2,969
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 834
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 5.415%, 10/15/34  (1) 1,830 1,752

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BPR Trust
Series 2021-NRD, Class E, ARM
1M TSFR + 5.621%, 9.432%, 12/15/23  (1) 4,495 4,109
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 4.718%, 2/15/37  (1) 3,585 3,441
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 7.805%, 6/15/36  (1) 2,615 2,344
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52  (1) 1,055 960
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72  (1) 6,110 3,961
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.735%, 2/10/47  1,390 1,333
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.712%, 10/10/29  (1) 4,340 3,986
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 6.607%, 12/15/36  (1) 1,955 1,846
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M USD LIBOR + 3.131%, 7.006%, 12/15/36  (1) 6,150 5,752
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 5.075%, 12/15/34  (1) 2,145 2,059
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32  (1) 4,315 3,434
Manhattan West Mortgage Trust
Series 2020-1MW, Class D, ARM
2.413%, 9/10/39  (1) 1,185 938
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 6.425%, 6/15/31  (1) 3,097 2,986
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 5.745%, 1/15/39  (1) 4,470 4,179
51,318
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $107,137) 94,715

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PRIVATE INVESTMENT COMPANY 0.1%
Government Guarantee 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $663  (4)(9) † 656
Total Private Investment Company
(Cost $663) 656
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 14.3%
U.S. Government Agency Obligations 9.2%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  140 136
4.50%, 6/1/39 - 5/1/42  24 24
5.00%, 11/1/36 - 8/1/40  33 34
5.50%, 10/1/38  3 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  656 102
Federal Home Loan Mortgage, UMBS
2.50%, 6/1/51 - 5/1/52  4,559 3,918
3.50%, 5/1/52  2,174 1,991
4.00%, 9/1/52 - 10/1/52  4,955 4,689
4.50%, 5/1/50 - 10/1/52  330 323
5.00%, 12/1/41  389 393
Federal National Mortgage Assn., UMBS
2.50%, 5/1/51 - 6/1/52  16,291 13,974
3.50%, 11/1/45 - 6/1/52  10,607 9,820
4.00%, 1/1/41 - 10/1/52  7,904 7,520
4.50%, 7/1/39 - 11/1/52  50,982 49,697
5.00%, 7/1/33 - 9/1/52  10,142 10,195
5.50%, 4/1/35 - 1/1/39  96 101
6.00%, 4/1/35 - 2/1/39  93 98
6.50%, 9/1/36 - 8/1/37  21 22
UMBS, TBA, 6.00%, 12/1/52  (10) 19,050 19,477
122,518
U.S. Government Obligations 5.1%
Government National Mortgage Assn.
2.00%, 7/20/51 - 1/20/52  9,970 8,515
3.00%, 10/20/45 - 6/20/52  11,609 10,511
3.50%, 3/20/43 - 10/20/49  12,817 12,107
4.00%, 9/20/40 - 10/20/52  10,327 9,882
4.50%, 3/20/47 - 10/20/52  11,326 11,103
5.00%, 3/20/41 - 6/20/49  563 570
Government National Mortgage Assn., CMO, IO, 4.00%, 2/20/43  34 5
Government National Mortgage Assn., TBA  (10)
5.00%, 12/20/52  4,175 4,171

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 12/20/52  9,945 10,149
67,013
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $193,276) 189,531
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.9%
U.S. Treasury Obligations 11.9%
U.S. Treasury Bonds, 2.25%, 2/15/52  3,260 2,353
U.S. Treasury Bonds, 2.75%, 8/15/47  5,445 4,365
U.S. Treasury Bonds, 3.25%, 5/15/42  8,598 7,718
U.S. Treasury Notes, 1.875%, 2/15/32  25,011 21,541
U.S. Treasury Notes, 2.625%, 5/31/27  6,671 6,331
U.S. Treasury Notes, 2.625%, 2/15/29  91,250 85,305
U.S. Treasury Notes, 4.125%, 10/31/27  24,999 25,315
U.S. Treasury Notes, 4.125%, 11/15/32  4,766 4,952
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $163,486) 157,880
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 3.86%  (11)(12) 18,662 18,662
18,662
U.S. Treasury Obligations 2.1%
U.S. Treasury Bills, 2.17%, 1/26/23  (13) 28,140 27,962
27,962
Total Short-Term Investments
(Cost $46,708) 46,624
SECURITIES LENDING COLLATERAL 8.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 8.1%
Money Market Funds 8.1%
T. Rowe Price Government Reserve Fund, 3.86%  (11)(12) 107,746 107,746
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 107,746

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.86%  (11)(12) 956 956
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 956
Total Securities Lending Collateral
(Cost $108,702) 108,702
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
EUR / USD Call, 12/30/22 @
USD0.97  (4) 1 32,800 20
Morgan Stanley
EUR / USD Call, 1/6/23 @
USD0.99  (4) 1 33,100 63
UBS Investment Bank
CAD / USD Call, 2/10/23 @
USD1.36  (4) 1 26,700 290
UBS Investment Bank
EUR / USD Call, 12/30/22 @
USD0.99  (4) 1 33,200 45
Total Options Purchased (Cost $661) 418
Total Investments in Securities
108.4% of Net Assets
(Cost $1,542,856) $ 1,436,710
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$197,331 and represents 14.9% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Perpetual security with no stated maturity date.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$656 and represents 0.0% of net assets.
(10) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $33,797 and represents 2.6% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
(13) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
CNY China Renminbi
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PHP Philippines Peso
PLN Polish Zloty
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (1.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.3)%
Credit Default Swaps, Protection Bought (0.0)%
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 323 (42) (38) (4)
Total Bilateral Credit Default Swaps, Protection
Bought (38) (4)
Credit Default Swaps, Protection Sold (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 4,200 (181) (150) (31)
JPMorgan Chase, Protection Sold
(Relevant Credit: BASF, A3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/27 (EUR) 1,948 27 (33) 60
Total Bilateral Credit Default Swaps, Protection Sold (183) 29
Total Return Swaps (0.3)%
Barclays Bank, Pay Underlying Reference:
iBoxx USD Liquid High Yield Index at
Maturity, Receive Variable 2.260% (SOFR
+ (0.00)%) Quarterly, 12/20/22 * 40,350 (834) — (834)
Goldman Sachs, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 2.260%
(SOFR + (0.00)%) Quarterly, 12/20/22 * 35,600 (1,871) — (1,871)
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 2.260%
(SOFR + (0.00)%) Quarterly, 12/20/22 * 2,670 54 — 54
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 2.260%
(SOFR + (0.00)%) Quarterly, 12/20/22 * 28,085 (535) — (535)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 2.260%
(SOFR + (0.00)%) Quarterly, 12/20/22 * 38,515 (742) — (742)
Total Bilateral Total Return Swaps — (3,928)
Total Bilateral Swaps (221) (3,903)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.7)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
BASF), Pay 1.00% Quarterly, Receive upon
credit default, 6/21/27 (EUR) 1,948 (27) 15 (42)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 533 (70) (68) (2)
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 7,200 306 608 (302)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 (EUR) 76,540 (2,153) 840 (2,993)
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/27 (EUR) 64,970 (62) 1,278 (1,340)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (4,679)
Interest Rate Swaps (0.6)%
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 6.810%
(6M CZK PRIBOR) Semi-Annually, 6/21/27
(CZK) * 120,168 275 1 274
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 6.850%
(6M CZK PRIBOR) Semi-Annually, 6/22/27
(CZK) * 60,452 150 — 150
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 6.850%
(6M CZK PRIBOR) Semi-Annually, 6/22/27
(CZK) * 119,800 309 — 309

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 10.250%
(MXIBTIIE) 28 Days, 5/4/27 (MXN) * 53,000 (335) — (335)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 15,883 769 — 769
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 11,118 538 1 537
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) * 13,189 324 — 324
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) * 9,986 245 1 244
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) * 5,024 123 — 123
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 1.203% (6M
EURIBOR) Semi-Annually, 3/2/32 (EUR) * 34,525 (5,116) — (5,116)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 1.809% (6M
EURIBOR) Semi-Annually, 4/5/32 (EUR) * 21,450 (2,463) — (2,463)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 2.057% (6M
EURIBOR) Semi-Annually, 4/21/32 (EUR) * 26,497 (2,076) 1 (2,077)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 2.436%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 2,170 8 1 7
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 2.436%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 930 4 — 4

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 2.327%
(6M EURIBOR) Semi-Annually, 11/23/32
(EUR) * 15,549 124 — 124
Total Centrally Cleared Interest Rate Swaps (7,126)
Total Centrally Cleared Swaps (11,805)
Net payments (receipts) of variation margin to date 11,800
Variation margin receivable (payable) on centrally cleared swaps $ (5)
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(394).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/20/23 USD 1,404 CHF 1,391 $ (76)
Barclays Bank 12/2/22 BRL 17,124 USD 3,235 64
Barclays Bank 12/2/22 USD 3,274 BRL 17,124 (25)
Barclays Bank 1/19/23 INR 61,037 USD 734 14
BNP Paribas 12/2/22 BRL 33,225 USD 6,228 172
BNP Paribas 12/2/22 USD 6,276 BRL 33,225 (124)
BNP Paribas 12/9/22 MYR 35,397 USD 7,544 429
BNP Paribas 12/9/22 USD 3,255 CLP 2,984,298 (92)
BNP Paribas 12/9/22 USD 10,847 MYR 48,392 (53)
BNP Paribas 1/13/23 HUF 461,001 USD 1,136 22
BNP Paribas 1/19/23 CLP 3,344,292 USD 3,487 238
BNP Paribas 1/19/23 USD 8,075 CLP 7,956,672 (788)
BNP Paribas 3/2/23 USD 6,122 BRL 33,225 (175)
Citibank 12/9/22 PHP 118,265 USD 2,091 2
Citibank 12/9/22 PHP 94,577 USD 1,675 (2)
Citibank 12/9/22 USD 6,620 PHP 392,649 (328)
Citibank 12/9/22 USD 13,626 THB 517,726 (1,070)
Citibank 12/16/22 CNH 169,957 USD 23,295 856
Citibank 12/16/22 USD 2,560 RSD 301,986 (118)
Citibank 1/13/23 USD 32,128 CNH 231,697 (871)
Citibank 1/13/23 USD 5,052 MXN 103,152 (253)
Citibank 1/13/23 ZAR 131,443 USD 7,247 330
Citibank 1/19/23 CLP 3,172,454 USD 3,359 174
Citibank 1/19/23 ILS 74,836 USD 21,278 714
Citibank 1/19/23 USD 27,254 ILS 93,754 (298)
Citibank 1/19/23 USD 7,006 INR 575,090 (46)
Citibank 1/20/23 CAD 2,397 USD 1,756 28
Citibank 1/20/23 JPY 1,727,840 USD 12,629 (31)
Citibank 1/20/23 USD 13,868 AUD 20,744 (243)
Citibank 1/20/23 USD 8,928 CAD 12,440 (328)
Citibank 1/20/23 USD 71,927 JPY 10,495,282 (4,598)
Citibank 2/24/23 USD 6,729 SEK 69,890 35
Citibank 3/10/23 USD 3,754 PHP 212,841 (8)
Citibank 3/10/23 USD 626 THB 21,855 —
Deutsche Bank 12/9/22 MYR 42,401 USD 9,152 399
Deutsche Bank 12/9/22 THB 305,333 USD 8,628 40
Deutsche Bank 1/13/23 USD 13,547 HUF 6,013,426 (1,553)
Deutsche Bank 1/19/23 USD 253 INR 20,822 (2)
Deutsche Bank 1/20/23 USD 27,040 JPY 3,802,307 (684)
Deutsche Bank 3/10/23 USD 8,710 THB 305,333 (38)
Goldman Sachs 12/9/22 USD 3,744 THB 135,836 (112)
Goldman Sachs 12/16/22 USD 5,179 CNH 35,830 88

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 1/19/23 USD 259 INR 21,447 $ (4)
HSBC Bank 12/9/22 MYR 30,627 USD 6,588 310
HSBC Bank 12/9/22 USD 18,384 MYR 82,564 (214)
HSBC Bank 12/9/22 USD 1,820 THB 66,144 (58)
HSBC Bank 12/16/22 USD 21,293 CNH 147,099 390
HSBC Bank 1/13/23 USD 22,188 CNH 159,233 (490)
HSBC Bank 1/19/23 CLP 1,540,667 USD 1,632 84
HSBC Bank 1/20/23 JPY 1,240,067 USD 8,527 515
JPMorgan Chase 12/9/22 MYR 21,687 USD 4,590 295
JPMorgan Chase 12/9/22 THB 40,742 USD 1,142 14
JPMorgan Chase 12/16/22 CNH 6,645 USD 939 5
JPMorgan Chase 12/16/22 USD 1,050 CNH 7,676 (41)
JPMorgan Chase 1/13/23 CNH 123,969 USD 17,101 555
JPMorgan Chase 1/13/23 MXN 16,312 USD 811 28
JPMorgan Chase 1/13/23 USD 9,979 CNH 71,943 (268)
JPMorgan Chase 1/13/23 USD 806 CZK 19,117 (9)
JPMorgan Chase 1/13/23 USD 2,062 HUF 831,544 (26)
JPMorgan Chase 1/13/23 USD 10,271 MXN 209,430 (500)
JPMorgan Chase 1/20/23 AUD 1,337 USD 858 52
JPMorgan Chase 1/20/23 CAD 994 USD 729 10
JPMorgan Chase 1/20/23 JPY 84,275 USD 573 42
JPMorgan Chase 2/17/23 PLN 5,301 USD 1,154 12
JPMorgan Chase 2/17/23 USD 7,476 RSD 882,784 (345)
JPMorgan Chase 2/24/23 USD 4,843 EUR 4,674 (53)
JPMorgan Chase 2/24/23 USD 460 GBP 385 (6)
Morgan Stanley 12/2/22 BRL 34,759 USD 6,494 202
Morgan Stanley 12/2/22 USD 6,585 BRL 34,759 (111)
Morgan Stanley 12/9/22 CLP 1,215,589 USD 1,248 115
Morgan Stanley 12/9/22 USD 3,629 CLP 3,298,435 (69)
Morgan Stanley 12/16/22 SGD 5,952 USD 4,164 210
Morgan Stanley 1/13/23 USD 962 ZAR 16,725 (2)
Morgan Stanley 1/19/23 CLP 767,785 USD 802 53
Morgan Stanley 1/20/23 AUD 2,184 USD 1,481 4
Morgan Stanley 1/20/23 JPY 2,448,535 USD 16,639 1,214
Morgan Stanley 1/20/23 USD 40,028 CAD 53,304 369
Morgan Stanley 2/24/23 USD 76,849 EUR 73,747 (402)
Morgan Stanley 2/24/23 USD 36,754 GBP 30,879 (559)
Morgan Stanley 3/2/23 USD 3,251 BRL 17,891 (140)
RBC Dominion Securities 1/20/23 JPY 535,261 USD 3,683 220
RBC Dominion Securities 1/20/23 USD 33,021 CAD 44,341 31
Standard Chartered 12/9/22 MYR 19,943 USD 4,228 264
Standard Chartered 12/9/22 USD 4,266 MYR 19,098 (35)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 12/16/22 USD 8,002 CNH 55,694 $ 88
State Street 12/16/22 USD 10,650 CNH 74,160 112
State Street 1/20/23 CAD 14,149 USD 10,303 224
State Street 1/20/23 JPY 1,341,661 USD 9,125 657
State Street 1/20/23 USD 23,345 CAD 32,176 (594)
State Street 1/20/23 USD 28,776 JPY 3,980,420 (246)
State Street 2/24/23 EUR 13,360 USD 13,796 198
State Street 2/24/23 USD 156,023 EUR 149,852 (948)
State Street 2/24/23 USD 2,398 GBP 1,972 15
State Street 2/24/23 USD 22,100 GBP 18,528 (288)
UBS Investment Bank 12/2/22 BRL 17,124 USD 3,235 64
UBS Investment Bank 12/2/22 USD 3,294 BRL 17,124 (5)
UBS Investment Bank 12/9/22 CLP 1,401,447 USD 1,456 115
UBS Investment Bank 12/9/22 PHP 118,337 USD 2,091 3
UBS Investment Bank 12/9/22 THB 529,680 USD 14,683 353
UBS Investment Bank 12/9/22 USD 7,257 THB 258,321 (76)
UBS Investment Bank 12/16/22 USD 4,262 SGD 5,952 (112)
UBS Investment Bank 1/13/23 USD 12,767 CZK 321,478 (946)
UBS Investment Bank 1/13/23 USD 6,618 ZAR 114,718 5
UBS Investment Bank 1/19/23 ILS 18,918 USD 5,397 162
UBS Investment Bank 1/19/23 USD 4,122 CLP 4,008,248 (342)
UBS Investment Bank 1/19/23 USD 7,498 INR 614,382 (35)
UBS Investment Bank 1/20/23 CHF 44,394 USD 44,757 2,468
UBS Investment Bank 1/20/23 JPY 1,319,350 USD 9,104 516
UBS Investment Bank 1/20/23 USD 26,484 AUD 42,636 (2,518)
UBS Investment Bank 1/20/23 USD 8,926 CAD 12,440 (330)
UBS Investment Bank 1/20/23 USD 25,186 CHF 23,916 (254)
UBS Investment Bank 2/17/23 USD 15,478 PLN 75,103 (1,042)
UBS Investment Bank 2/24/23 EUR 3,066 USD 3,221 (9)
UBS Investment Bank 2/24/23 USD 11,221 SEK 116,484 64
UBS Investment Bank 3/10/23 USD 2,085 PHP 118,337 (7)
Wells Fargo Bank 12/9/22 CLP 3,665,697 USD 3,978 133
Wells Fargo Bank 1/19/23 CLP 3,139,722 USD 3,269 228
Net unrealized gain (loss) on open forward
currency exchange contracts $ (8,996)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 51 Euro BOBL contracts 12/22 6,370 $ (78)
Short, 972 Euro SCHATZ contracts 12/22 108,004 1,397
Long, 35 Euro-Bund ten year contracts 12/22 5,131 (149)
Long, 1,532 Commonwealth of Australia three year
bond contracts 12/22 112,312 727
Long, 279 Republic of South Korea ten year bond
contracts 12/22 23,482 1,284
Long, 763 Republic of South Korea three year bond
contracts 12/22 59,965 330
Long, 343 Government of Canada ten year bond
contracts 3/23 32,062 71
Long, 672 U.S. Treasury Notes ten year contracts 3/23 76,272 598
Long, 101 U.K. Gilt ten year contracts 3/23 12,780 (82)
Long, 1,137 U.S. Treasury Notes five year contracts 3/23 123,445 685
Long, 2,256 U.S. Treasury Notes two year contracts 3/23 463,291 1,234
Long, 165 Ultra U.S. Treasury Bonds contracts 3/23 22,486 370
Net payments (receipts) of variation margin to date (4,405)
Variation margin receivable (payable) on open futures contracts $ 1,982

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 693++
Totals $ —# $ — $ 693+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 132,524  ¤   ¤ $ 127,364
Total $ 127,364^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $693 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $127,364.

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,542,856) $ 1,436,710
Receivable for investment securities sold 41,870
Unrealized gain on forward currency exchange contracts 14,004
Cash deposits on centrally cleared swaps 11,322
Interest receivable 7,825
Variation margin receivable on futures contracts 1,982
Foreign currency (cost $1,641) 1,660
Receivable for shares sold 977
Cash 185
Unrealized gain on bilateral swaps 114
Due from affiliates 18
Other assets 199
Total assets 1,516,866
Liabilities
Obligation to return securities lending collateral 108,702
Payable for investment securities purchased 48,974
Unrealized loss on forward currency exchange contracts 23,000
Payable for shares redeemed 5,994
Unrealized loss on bilateral swaps 4,017
Investment management fees payable 517
Bilateral swap premiums received 221
Variation margin payable on centrally cleared swaps 5
Payable to directors 1
Other liabilities 397
Total liabilities 191,828
NET ASSETS $ 1,325,038

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (305,352)
Paid-in capital applicable to 137,674,351 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,630,390
NET ASSETS $ 1,325,038
NET ASSET VALUE PER SHARE
Investor Class
($752,634,252 / 78,206,358 shares outstanding) $ 9.62
Advisor Class
($17,397,791 / 1,806,048 shares outstanding) $ 9.63
I Class
($555,006,017 / 57,661,945 shares outstanding) $ 9.63

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $41) $ 25,732
Dividend 693
Securities lending 146
Total income 26,571
Expenses
Investment management 3,490
Shareholder servicing
Investor Class $ 761
Advisor Class 61
I Class 124 946
Rule 12b-1 fees
Advisor Class 19
Prospectus and shareholder reports
Investor Class 72
I Class 12 84
Custody and accounting 178
Registration 59
Legal and audit 27
Directors 2
Miscellaneous 25
Waived / paid by Price Associates (524)
Total expenses 4,306
Net investment income 22,265

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (110,846)
Futures (42,548)
Swaps (3,080)
Options written (488)
Forward currency exchange contracts 36,127
Foreign currency transactions (1,665)
Net realized loss (122,500)
Change in net unrealized gain / loss
Securities 2,723
Futures 10,551
Swaps (8,701)
Options written 46
Forward currency exchange contracts (8,513)
Other assets and liabilities denominated in foreign currencies 995
Change in net unrealized gain / loss (2,899)
Net realized and unrealized gain / loss (125,399)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (103,134)

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 22,265 $ 51,282
Net realized loss (122,500) (29,822)
Change in net unrealized gain / loss (2,899) (172,709)
Decrease in net assets from operations (103,134) (151,249)
Distributions to shareholders
Net earnings
Investor Class (13,376) (52,370)
Advisor Class (219) (656)
I Class (9,893) (16,987)
Decrease in net assets from distributions (23,488) (70,013)
Capital share transactions
*
Shares sold
Investor Class 120,664 519,235
Advisor Class 5,017 4,749
I Class 81,133 538,078
Distributions reinvested
Investor Class 13,002 50,148
Advisor Class 219 656
I Class 9,295 16,135
Shares redeemed
Investor Class (272,019) (786,542)
Advisor Class (1,413) (8,575)
I Class (117,813) (136,647)
Increase (decrease) in net assets from capital share
transactions (161,915) 197,237

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (288,537) (24,025)
Beginning of period 1,613,575 1,637,600
End of period $ 1,325,038 $ 1,613,575
*Share information (000s)
Shares sold
Investor Class 12,161 45,123
Advisor Class 517 411
I Class 8,143 47,678
Distributions reinvested
Investor Class 1,319 4,374
Advisor Class 22 57
I Class 943 1,430
Shares redeemed
Investor Class (27,647) (69,741)
Advisor Class (144) (748)
I Class (11,977) (12,253)
Increase (decrease) in shares outstanding (16,663) 16,331

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global Multi-Sector Bond Fund
(Investor Class), the Global Multi-Sector Bond Fund–Advisor Class (Advisor Class)
and the Global Multi-Sector Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Global Multi-Sector Bond Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global Multi-Sector Bond Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Global Multi-Sector Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Global Multi-Sector Bond Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Global Multi-Sector Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,222,964 $ — $ 1,222,964
Bank Loans — 55,809 1,537 57,346
Common Stocks — — — —
Private Investment Company
2
— — — 656
Short-Term Investments 18,662 27,962 — 46,624
Securities Lending Collateral 108,702 — — 108,702
Options Purchased — 418 — 418
Total Securities 127,364 1,307,153 1,537 1,436,710
Swaps* — 2,946 — 2,946
Forward Currency Exchange
Contracts — 14,004 — 14,004
Futures Contracts* 6,696 — — 6,696
Total $ 134,060 $ 1,324,103 $ 1,537 $ 1,460,356
Liabilities
Swaps* $ — $ 18,875 $ — $ 18,875
Forward Currency Exchange
Contracts — 23,000 — 23,000
Futures Contracts* 309 — — 309
Total $ 309 $ 41,875 $ — $ 42,184
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
$ 9,561
Foreign exchange derivatives
Forwards
,
Securities^
14,422
Credit derivatives
Bilateral Swaps and Premiums
81
^
,*
Total $ 24,064
^
,*
Liabilities
Interest rate derivatives
Centrally Cleared Swaps, Futures
$ 10,300
Foreign exchange derivatives
Forwards
23,000
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 8,884
Total $ 42,184
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (537) $ (537)
Interest rate
derivatives — — (42,548) — (868) (43,416)
Foreign
exchange
derivatives (301) (488) — 36,127 — 35,338
Credit
derivatives (99) — — — (1,675) (1,774)
Total $ (400) $ (488) $ (42,548) $ 36,127 $ (3,080) $ (10,389)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 792 $ 792
Interest rate
derivatives — — 10,551 — (4,063) 6,488
Foreign
exchange
derivatives 73 46 — (8,513) — (8,394)
Credit
derivatives — — — — (5,430) (5,430)
Total $ 73 $ 46 $ 10,551 $ (8,513) $ (8,701) $ (6,544)
^ Options purchased are reported as securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal

T. ROWE PRICE Global Multi-Sector Bond Fund

by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and
OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2022, cash of
$11,322,000 and securities valued at $13,666,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ — $ (257) $ (257) $ 315 $ 58
Barclays Bank 78 (900) (822) 422 —
BNP Paribas 861 (1,232) (371) — —
Citibank 2,159 (8,194) (6,035) 4,685 —
Deutsche Bank 439 (2,277) (1,838) 1,787 —
Goldman Sachs 88 (2,029) (1,941) 1,413 —
HSBC Bank 1,299 (762) 537 (1,258) —
JPMorgan Chase 1,094 (1,777) (683) 644 —
Morgan Stanley 2,230 (2,025) 205 (1,651) —
RBC Dominion
Securities 251 — 251 (560) —
Standard Chartered 352 (35) 317 (620) —
State Street 1,206 (2,076) (870) — —
UBS Investment
Bank 4,085 (5,641) (1,556) 778 —
Wells Fargo Bank 361 — 361 (260) 101
Total $ 14,503 $ (27,205)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Global Multi-Sector Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 39%
and 55% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and

T. ROWE PRICE Global Multi-Sector Bond Fund

net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 70% and 74% of net assets.
Options  The fund is subject to foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool;
or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended
November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 10% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short

T. ROWE PRICE Global Multi-Sector Bond Fund

exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the

T. ROWE PRICE Global Multi-Sector Bond Fund

relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $6,227,000 (0.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 21% and 34% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the

T. ROWE PRICE Global Multi-Sector Bond Fund

underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the

T. ROWE PRICE Global Multi-Sector Bond Fund

aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Investment in Bona Fide Investments Feeder LLC  The fund invested in Bona Fide
Investments Feeder LLC (Bona Fide Investments Feeder), a private alternative debt investment fund offered by Gramercy Funds Management LLC (Gramercy). Bona Fide

T. ROWE PRICE Global Multi-Sector Bond Fund

Investments Feeder invests in the Bona Fide Investment Holdings LLC (underlying fund) which provides the fund exposure to alternative investments by acquiring sentencias (underlying interests), obligations owed to individual holders by the government of the Republic of Colombia that have been converted from judgments against various Colombian governmental agencies. Bona Fide Investments Feeder’s concentration of investments in sentencias through the underlying fund may expose it to greater risk than if its investments were spread across a large variety of investment instruments. In addition, Colombia has experienced and may in the future experience political and economic instability, which may increase the risk of investment loss. Bona
Fide Investments Feeder, and the underlying fund, are not subject to the same regulatory requirements as an open-end mutual fund, and, therefore, the investments and related valuations may not be transparent. Ownership interests in Bona Fide Investments Feeder are not transferable and do not have redemption rights. In addition, the fund is subject to a 15-month commitment period after acquisition. These restrictions are subject to change at the sole discretion of Gramercy. Following the expiration of the commitment period, distributions attributable to the underlying interests, if any, will be received by the fund. As of November 30, 2022, the remaining restriction period on this investment was 9 months and the fund had a remaining unfunded commitment of $663,000.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any

T. ROWE PRICE Global Multi-Sector Bond Fund

additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$104,258,000; the value of cash collateral and related investments was $108,702,000.
Other Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $290,936,000 and $652,390,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $1,267,087,000 and $1,196,972,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,545,832,000. Net unrealized loss aggregated $124,915,000 at period-end, of which $33,646,000 related to appreciated investments and $158,561,000 related to depreciated investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to
0.19% of the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At
November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net

T. ROWE PRICE Global Multi-Sector Bond Fund

expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $886,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.65% 0.93% 0.01%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(256) $(49) $(219)

T. ROWE PRICE Global Multi-Sector Bond Fund

six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $389,000 for T. Rowe Price Services, Inc.;
and $7,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than
5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan;
loans of less than 10% are unsecured. During the six months ended November 30, 2022, the fund earned $6,000 in interest income related to loans made to other funds on four days in the average amount of $13,700,000 and at an average annual rate of 3.91%.
At November 30, 2022, there were no loans outstanding.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 9 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Multi-Sector Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Multi-Sector Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Multi-Sector Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
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GENERAL INVESTING
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Gifts and transfers to a
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COLLEGE SAVINGS
T. Rowe Price-managed
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568459
F175-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023